SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-      SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends, and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.	Issuance of shares:

On May 25, 2018, the Company entered into a Controlled Equity OfferingSM sales agreement with Cantor Fitzgerald & Co. (“Cantor”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Cantor, ordinary shares, par value NIS 0.01 per share, of the Company (the “Ordinary Shares”), under an “at-the-market” ("ATM") offering, having an aggregate offering price of up to $ 25,000 (the “ATM Shares”). Any ATM Shares offered and sold were issued pursuant to the Company’s shelf registration statement on Form F-3 (Registration No. 333-213007) and the related prospectus declared effective by the Securities and Exchange Commission (the “SEC”) on October 11, 2016 (the “Registration Statement”), as supplemented by a prospectus supplement, dated May 25, 2018. As of December 31, 2019, 7,245,268 shares were issued and sold under the ATM, with proceeds of approximately $ 22,914 (net of $ 781 issuance expenses).

On June 14, 2018, the Company entered into securities purchase agreement with certain institutional investors and a placement agency agreement with JMP Securities LLC in connection with a registered direct offering (the “Offering”) of an aggregate of 5,316,457 Ordinary Shares (the “RD Shares”) of the Company at a purchase price of $ 3.95 per RD Share. In connection with the issuance of the RD Shares, the Company also issued warrants to purchase an aggregate of up to 4,253,165 additional ordinary shares. The Warrants are exercisable at a price of $ 4.74 per Ordinary Share and have a term of five years from the date of issuance. The Offering was made pursuant to the Company’s Registration Statement. Proceeds from the Offering were $ 19,767 (net of $ 1,233 issuance expenses).

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Master Clinical Agreement”) with Bristol-Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol-Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol-Myers Squibb made a $ 12,000 equity investment in the Company. Under the terms of the securities purchase agreement, Bristol-Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $ 4.95 per share. The share price represents a 33% premium over the average closing price of Compugen’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $ 4,121 represents the relative fair value of deferred participation of Bristol-Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D, in accordance with ASC 808 “Collaborative Arrangements”) and $ 7,788 (net of $ 91 issuance expenses) were considered equity investment.

c.	Share option plans:

Under the Company's 2000 and 2010 Share Option Plans as amended (together, the "Plan"), options may be granted to employees, directors and non-employees of the Company and Compugen USA Inc.

Under the 2010 Share Option Plan the Company reserved for issuance up to an aggregate of 10,395,152 ordinary shares. The Company's Board of Directors last amended the Plan in August 2017, to increase the number of shares available under the 2010 Plan. As of December 31, 2019, 1,294,804 under the 2010 Share Option Plan of the Company are still available for future grant.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the Company's board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company.

Any options that are cancelled or forfeited before expiration become available for future grants.

Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2019, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,202,438	4.69	5.97	-
Options granted	1,513,000	3.46
Options exercised	(878,378)	3.70
Options forfeited	(1,609,382)	5.08
Options expired	(3,333)	2.46

Options outstanding at end of year	7,224,345	4.47	5.95	12,816

Exercisable at end of year	4,165,052	5.24	4.12	4,961

Weighted average fair value of options granted to employees and directors during the years 2019, 2018 and 2017 was $ 1.67, $ 1.55 and $ 1.66 per share, respectively.

Aggregate intrinsic value of exercised options by employees and directors during the years 2019, 2018 and 2017 was $ 979, $ 1,521 and $ 351, respectively. The aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company's share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of calendar 2019 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2019. This amount is impacted by the changes in the fair market value of the Company's shares.

d.	Options to non-employees:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	768,000	5.57	3.65	-
Options granted	280,000	3.83
Options exercised	-	-
Options forfeited	(130,000)	5.87
Options expired	(40,000)	6.38

Options outstanding at end of year	878,000	4.93	3.32	1,126

Exercisable at end of year	430,500	6.06	1.68	165

The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2019	2018	2017

Volatility	56.20%	55.15%	52.09%
Risk-free interest rate	1.71%	2.54%	2.21%
Dividend yield	0%	0%	0%
Expected life (years)	6.00	5.85	5.23

e.
As of December 31, 2019, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $ 4,930 which is expected to be recognized over a weighted average period of approximately 2.85 years.

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2019	2018	2017

Research and development expenses	$1,151	$948	$1,331
Marketing and business development expenses	46	215	187
General and administrative expenses	1,211	1,003	1,115

	$2,408	$2,166	$2,633